Equity Investments - Narrative (Details) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended
	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023
Schedule of Equity Method Investments [Line Items]
Equity method investments under fair value option		$ 576,000,000		$ 576,000,000		$ 592,000,000
Gains (losses) on equity method investments		(1,000,000)	$ (2,000,000)	(15,000,000)	$ (82,000,000)
Equity method investments under equity method		10,000,000		10,000,000		9,000,000
Other non-current assets		240,000,000		240,000,000		202,000,000
Non-marketable equity securities		162,000,000		162,000,000		122,000,000
(Losses) gains from non-marketable equity securities		0	(4,000,000)	2,000,000	2,000,000
Payments to acquire non-marketable preferred stock				32,000,000	4,000,000
Dividends from equity investments		2,200,000	0	4,300,000	300,000
Financial commitments to investees, off balance sheet		20,300,000		20,300,000		22,100,000
Kigen (UK) Limited
Schedule of Equity Method Investments [Line Items]
Payments to acquire non-marketable preferred stock	$ 10,000,000
SoftBank Vision Fund | Kigen (UK) Limited
Schedule of Equity Method Investments [Line Items]
Ownership percentage	85.00%
Acetone Limited
Schedule of Equity Method Investments [Line Items]
Gains (losses) on equity method investments		0	7,200,000	(15,600,000)	(28,000,000)
Equity method investments under equity method		76,800,000		76,800,000		92,400,000
Ampere
Schedule of Equity Method Investments [Line Items]
Gains (losses) on equity method investments		0	(8,900,000)	0	(53,000,000.0)
Equity method investments under equity method		389,800,000		389,800,000		389,800,000
Fair Value Measured at Net Asset Value Per Share
Schedule of Equity Method Investments [Line Items]
Equity method investments under fair value option		109,300,000		109,300,000		109,400,000
Gains (losses) on equity method investments		(1,100,000)	(400,000)	600,000	(600,000)
Non-marketable equity securities		19,400,000		19,400,000		$ 18,000,000
(Losses) gains from non-marketable equity securities		$ (100,000)	$ (3,800,000)	$ 2,200,000	$ (10,800,000)